UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
July 31, 2007

	Coupon				Percent
	Interest	Maturity	Maturity	Market	of Net
Debt Issuer	Rate	Date	Value	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	7.875%	3/1/2004	$1,000,000	$480,000
ENRON CORP[1]	6.750%	7/1/2005	300,000	-
GMAC LLC	6.125%	1/22/2008	250,000	247,901
JPMORGAN CHASE NIKKEI	0.000%	1/30/2008	3,000,000	3,567,528
UK TREASURY BDS	5.000%	3/7/2008	3,912,977	4,046,583
LEHMAN BROS HLDGS INC NIKKEI	0.000%	9/29/2008	3,000,000	4,084,200
LEHMAN BROS HLDGS INC EAFE	0.000%	11/15/2008	1,000,000	1,235,100
AUSTRALIA GOVT BOND	7.500%	9/15/2009	984,960	1,049,778
LEHMAN BROS MEDIUM TERM	0.000%	3/15/2011	3,000,000	3,401,000
GENERAL MTRS CORP	9.400%	7/15/2021	180,000	227,500

TOTAL INVESTMENTS IN FIXED INCOME			$16,627,937	$18,339,590	10.85%

1In default

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2007

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ACCESS FLEX BEAR HIGH YIELD	16,772.90	$500,000	$494,465
RYDEX INVERSE HIGH YIELD	9,155.83	500,000	490,569

TOTAL BOND MUTUAL FUNDS		$1,000,000	$985,034	0.58%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2007

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
SELECTED AMERN SHS INC COM	5,108.99	$150,000	$242,268
SPDR TR UNIT SER 1	5,000.00	548,765	728,600
		698,765	970,868	0.57%

Large Cap Value
DODGE & COX STK FD COM	4,146.57	489,147	647,902
EATON VANCE TAX ADVT COM	13,100.00	292,238	355,141
GABELLI DIVD & INCM TR COM	12,000.00	229,293	252,240
GMO TR VALUE III	33,419.15	254,197	344,886
		1,264,875	1,600,169	0.95%

TOTAL U.S. LARGE CAP EQUITIES		1,963,640	2,571,037	1.52%

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
VANGUARD MID CAP VIPER	3,000.00	235,305	230,460
VANGUARD STRATEGIC EQUITY	16,920.62	306,714	415,909
		542,019	646,369	0.38%

Mid Cap Growth
BRANDYWINE FD INC COM	10,053.62	225,000	383,043
VANGUARD CAPITAL OPPOR FUN	4,472.38	100,058	176,122
		325,058	559,165	0.33%

Mid Cap Value
HANCOCK J PATRIOT SLCT COM	10,000.00	152,050	126,200
VANGUARD SELECTED VALUE FU	30,467.10	522,314	669,058
		674,364	795,258	0.47%

Small Cap Value
CORNERCAP GROUP FDS CONTRA	9,354.54	100,000	117,212
VANGUARD SMALL-CAP VALUE I	10,224.95	100,000	169,734
		200,000	286,946	0.17%

TOTAL U.S. SMALL/MID CAP EQUITIES		1,741,441	2,287,738	1.35%

INTERNATIONAL EQUITIES
World Stock
POLARIS GLOBAL VALUE FUND	4,938.85	105,000	102,037	0.06%

Foreign Large Blend
ISHARES TR MSCI EAFE IDX	12,600.00	520,186	994,392
UMB SCOUT INTERNATIONAL FU	5,625.88	200,000	201,632
VANGUARD INTL GROWTH FUND	10,944.15	553,811	916,682
		1,273,997	2,112,706	1.25%

Foreign Large Value
GMO TR FOREIGN II	63,902.32	661,348	1,224,368
GMO TR INTL INTRINSIC VL I	19,384.40	362,936	709,857
ISHARES INC MSCI CDA INDEX	25,500.00	466,086	762,195
VANGUARD INTERNATIONAL VAL	2,449.54	108,000	109,053
		1,598,370	2,805,473	1.66%

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA	19,958.23	453,542	681,374	0.40%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKT	9,000.00	393,810	1,193,130	0.71%

Diversified Asia Pacific
MORGAN S D WITTR ASIA COM	56,000.00	582,115	1,172,080	0.69%

European Stock
ISHARES INC MSCI GERMAN	4,000.00	138,260	127,560
ISHARES INC MSCI UTD KINGD	13,700.00	248,982	338,253
NEW IRELAND FUND INC	16,379.00	188,388	463,526
SPAIN FD COM	25,200.00	214,302	436,968
SWISS HELVETIA FD INC COM	25,479.00	292,158	448,685
		1,082,090	1,814,992	1.07%

Japan Stock
ISHARES INC MSCI JAPAN	47,000.00	467,930	678,210
RUSSELL/NOMURA SMALL CAP J	2,000.00	107,348	101,460
VANGUARD PACIFIC STOCK IND	8,303.96	520,000	719,538
VANGUARD PACIFIC VIPERS	10,100.00	506,327	710,030
		1,601,605	2,209,238	1.31%

Asia Ex-Japan Stock
ISHARES INC MSCI AUSTRALIA	41,500.00	663,914	1,163,660
ISHARES INC MSCI SINGAPORE	151,500.00	1,063,650	2,049,795
MATTHEWS INTL FDS ASIAN GR	75,615.05	1,125,000	1,544,059
		2,852,564	4,757,514	2.81%

Latin America Stock
ISHARES INC MSCI BRAZIL	2,000.00	125,446	127,200
ISHARES INC MSCI MEXICO	4,000.00	157,040	235,160
		282,486	362,360	0.21%

TOTAL INTERNATIONAL EQUITIES		10,225,579	17,210,904	10.18%

SPECIALTY FUNDS
Real Estate
FIDELITY INTERNATIONAL REA	11,514.57	200,000	181,124	0.11%

Natural Resources
ENERPLUS RES FD UNIT TR G	10,000.00	481,407	438,300
OIL SVC HOLDRS TR DEPOSTRY	4,000.00	535,335	710,800
POWERSHARES ETF TRUST WATE	15,000.00	268,469	308,250
PROVIDENT ENERGY TR TR UNI	20,000.00	228,129	236,200
		1,513,340	1,693,550	1.00%

Precious Metals
ISHARES COMEX GOLD TR ISHA	30,000.00	1,762,368	1,977,300
MARKET VECTORS ETF TR GOLD	30,000.00	1,064,646	1,198,200
		2,827,014	3,175,500	1.88%

Moderate Allocation
FPA FUNDS TR FPA CRESCENT	10,957.16	194,065.00	294,967.00	0.17%

Bear Market
PROFUNDS ULTRA SHORT DOW 3	30,450.67	500,000	520,402
ULTRA BEAR PROFUND INVESTO	39,651.07	500,000	539,651
		1,000,000	1,060,053	0.63%

Long-Short
HUSSMAN STRATEGIC GROWTH F	123,380.63	2,000,000	2,000,000	1.18%

TOTAL SPECIALTY FUNDS		7,734,419	8,405,194	4.97%

TOTAL STOCK MUTUAL FUNDS		21,665,079	30,474,873	18.02%

TOTAL INVESTMENT IN MUTUAL FUNDS		$22,665,079	$31,459,907	18.61%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2007

			Percent
		Market	of Net
Company Name	Cost	Value	Assets

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
-CONVERTIBLE HEDGE SERIES	$1,475,886	$1,849,723
-EVENT DRIVEN SERIES	2,298,592	3,487,424
-MERGER ARBITRAGE SERIES	1,600,000	2,201,819
JMG CAPITAL PARTNERS LP	609,767	1,837,779
LMC COMPASS FUND, LP	1,500,000	1,961,838
MARINER PARTNERS, LP	750,000	1,664,150
RYE SELECT BROAD MARKET FUND	1,000,000	1,056,934
STARK INVESTMENTS LP	1,000,000	2,988,826
STARK STRUCTURED FINANCE ONSHORE	1,000,000	1,171,826
WALNUT INVESTMENT PARTNERS LP	235,567	208,965
TOTAL LIMITED PARTNERSHIPS	11,469,812	18,429,284	10.90%

PUT OPTIONS:
ISHARES RUSSELL 2000 PUT OPTION $95 EXP 8/18/07	95,062	84,750	0.05%

TOTAL OTHER INVESTMENTS	$11,564,874	$18,514,034	10.95%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2007

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
COMMON STOCKS

CONSUMER DISCRETIONARY
Consumer Durables & Apparel	170,600	HEAD N V NY REGISTRY SH	$ 387,678	$ 714,814
	1,000	MOVADO GROUP	32,778	28,240
	2,500	UNDER ARMOUR, INC	106,262	153,525
			526,718	896,579	0.53%

Consumer Services	28,000	CARNIVAL CORP COM	1,116,019	1,240,680
	1,000	CHIPOTLE MEXICAN GRILL CL	89,254	88,340
	21,300	MCDONALDS CORP COM	439,383	1,019,631
			1,644,656	2,348,651	1.39%

Media	30,000	DISNEY WALT CO COM	691,627	990,000
	10,000	GANNETT INC COM	551,215	499,000
	500	GRUPO TELEVISA SA DE SP AD	14,532	12,625
	55,000	NEWS CORP CL B	958,566	1,246,300
			2,215,940	2,747,925	1.63%

Retailing	3,000	AARON RENTS INC COM	61,227	69,360
	30,000	HOME DEPOT INC COM	1,027,660	1,115,100
			1,088,887	1,184,460	0.70%

Automobiles & Components	15,000	GENERAL MTRS CORP COM	474,754	486,000
	1,750	TOYOTA MTR CP ADS	225,687	211,103
			700,441	697,103	0.41%

TOTAL CONSUMER DISCRETIONARY			6,176,642	7,874,718	4.66%

CONSUMER STAPLES
Food & Staples Retailing	5,000	BLUE SQUARE ISRAEL ADS	99,304	74,050
	2,000	COSTCO COMPANIES INC COM	105,322	119,600
	56,000	KROGER CO COM	979,120	1,453,760
	32,000	SAFEWAY INC COM NEW	598,650	1,019,840
	3,000	SYSCO CORP COM	88,555	95,640
			1,870,951	2,762,890	1.63%

Food, Beverage & Tobacco	10,000	ANHEUSER BUSCH COS INC COM	444,333	487,700
	10,000	CADBURY SCHWEPPES PLC ADR	320,147	497,300
	1,000	CAMPBELL SOUP CO COM	34,245	36,830
	22,000	COCA COLA CO COM	910,468	1,146,420
	10,000	DIAGEO P L C SPON ADR NEW	584,721	816,800
	12,500	GENERAL MLS INC COM	615,776	695,250
	11,900	HEINZ H J CO COM	399,291	520,744
	10,000	KRAFT FOODS INC CL A	335,644	327,500
	22,800	NESTLE S A SPONSORED ADR	1,194,924	2,202,510
	4,000	PEPSICO INC COM	219,974	262,480
	3,500	SADIA	126,325	167,930
	2,000	UST INC	112,691	107,100
			5,298,539	7,268,564	4.30%

Household & Personal Products	35,000	AVON PRODS INC COM	940,373	1,260,350
	20,000	PROCTER & GAMBLE CO COM	1,259,971	1,237,200
			2,200,344	2,497,550	1.48%

TOTAL CONSUMER STAPLES			9,369,834	12,529,004	7.41%

ENERGY	30,000	ADVANTAGE ENERGY INCOM TR	345,877	379,500
	4,000	ALLIANCE HLDGS GP LP COM U	121,546	124,640
	3,500	APACHE CORP COM	303,938	282,765
	4,500	BOARDWALK PIPELINE	158,938	163,125
	18,000	BP PLC SPONSORED ADR	1,115,427	1,249,200
	6,200	CHEVRON CORP	223,257	528,612
	21,292	CONOCOPHILLIPS COM	600,414	1,721,245
	3,500	DEVON ENERGY CORP NEW COM	239,902	261,135
	5,000	DOUBLE HULL TANKERS COM	75,018	89,050
	5,000	ENERGY TRANSFER EQUITY LP	210,540	192,850
	25,340	ENTERPRISE PRODS PARTN COM	470,956	788,074
	7,104	EXXON MOBIL CORP COM	309,274	604,764
	2,000	FRONTIER OIL CORP COM	74,085	77,460
	2,000	GENERAL MARITIME CORP SHS	62,650	52,000
	4,000	INERGY L P UNIT LTD PTNR	144,630	141,640
	3,500	KINDER MORGAN MANAGEMENT L	182,691	174,650
	3,000	KNIGHTSBRIDGE TANKERS ORD	78,032	81,540
	200	MARATHON OIL CORP COM	6,930	11,040
	5,500	NATURAL RESOURCE PRTNR COM	206,711	205,150
	3,500	NOBLE CORPORATION SHS	335,815	358,610
	3,000	NORDIC AMERICAN TANKER COM	115,277	119,100
	5,500	NUSTAR GP HOLDINGS, LLC	203,627	192,335
	2,000	ONEOK PARTNERS LP	139,118	135,120
	2,500	OVERSEAS SHIPHOLDNG GP COM	181,138	193,975
	30,000	PENGROWTH ENERGY TR TR UNI	546,952	549,000
	7,000	PENN VIRGINIA HOLDINGS LP	215,341	249,060
	3,000	PLAINS ALL AMERICAN PIPELI	193,442	188,520
	6,000	PRECISION DRILLING CORP TR	130,295	118,920
	2,500	PRIDE INTL INC DEL COM	86,288	87,625
	3,500	ROYAL DUTCH SHELL ADR A	187,274	271,565
	8,792	ROYAL DUTCH SHELL ADR B	431,360	697,030
	3,000	SAN JUAN BASIN ROYALTY TRU	91,906	97,380
	3,050	SUNCOR ENERGY INC COM	256,449	264,333
	3,500	SUNOCO LOGISTICS PT LP COM	202,325	205,835
	5,000	SUPERIOR ENERGY SERVICES	197,228	199,800
	4,500	TENARIS S A SPONSORED ADR	216,008	215,140
	14,500	TEPPCO PARTNERS L P UT LTD	455,590	631,765
	6,000	TIDEWATER INC COM	406,491	410,520
	6,088	WEATHERFORD INTL LTD COM	323,479	335,199
TOTAL ENERGY			9,846,219	12,649,272	7.48%

FINANCIALS
Banks	4,000	BANCO BILBAO VIZCAYA ARGEN	101,491	97,680
	16,000	BANK OF AMERICA CORP COM	776,364	758,370
	9,550	COMERICA INC COM	474,885	502,903
	12,000	FIRST CHARTER CORP.	268,562	221,160
	1,000	ICICI BANK	41,858	44,320
	2,500	INDYMAC BANCORP INC COM	116,040	55,000
	13,700	US BANCORP DEL COM NEW	229,609	410,315
	2,000	WACHOVIA CORP 2ND NEW COM	106,635	94,220
	2,000	WASHINGTON MUT INC COM	82,104	75,060
	1,000	WELLS FARGO & CO DEL COM	29,330	33,770
			2,226,878	2,292,798	1.36%

Diversified Financials	23,800	ALLIANCE BERNSTEIN HLDG UN	1,128,486	1,997,296
	14,000	ALLIED CAP CORP COM	435,018	396,230
	500	BEAR STEARNS COS INC COM	81,003	60,610
	9,750	BROOKFIELD ASSET MANAGEMEN	351,327	342,615
	8,133	CITIGROUP INC COM	295,171	378,754
	3,750	DISCOVER FINANCIAL SERVICE	64,834	86,437
	9,083	HSBC HLDGS PLC SPON ADR NE	703,984	846,150
	5,000	INVESTOOLS INC	49,936	39,600
	10,000	J P MORGAN CHASE & CO COM	353,770	440,100
	5,000	LLOYDS TSB GROUP PLC SPONS	205,944	226,200
	50	MOODYS CORP COM	3,274	2,690
	7,500	MORGAN STANLEY COM NEW	328,301	479,025
	2,000	NYSE EURONEXT	200,551	154,040
			4,201,599	5,449,747	3.22%

Insurance	19,000	AFLAC INC COM	992,199	990,280
	12,000	AMERICAN INTL GROUP COM	832,372	767,560
	2	BERKSHIRE HATHAWAY A	218,700	220,000
	5,000	LOEWS CORP	231,547	234,400
	8,000	MANULIFE FINL CORP COM	247,078	292,320
	40,000	MARSH & MCLENNAN COS COM	1,154,788	1,102,000
	4,000	PRUDENTIAL FINL INC COM	378,166	354,320
			4,054,850	3,960,880	2.34%

Real Estate	12,000	CAPITALSOURCE INC COM	328,570	228,000
	3,000	VENTAS INC	98,327	97,110
			426,897	325,110	0.19%

TOTAL FINANCIALS			10,910,224	12,028,535	7.11%

HEALTH CARE
Health Care Equipment & Services	166	AMEDISYS INC COM	5,176	6,283
	5,000	BARD C R INC COM	206,257	392,350
	3,000	BAXTER INTL INC COM	150,258	156,150
	30,000	CIGNA CORP COM	795,876	1,549,200
	500	COVENTRY HEALTH CARE COM	28,213	27,905
	10,000	COVIDIEN LTD	229,615	409,500
	7,000	LABORATORY AMER HLDGS COM	321,525	516,950
	2,500	PEDIATRIX MED GROUP COM	116,869	134,900
	7,000	QUEST DIAGNOSTICS INC COM	322,209	386,790
	10,550	UNITEDHEALTH GROUP INC COM	553,683	510,936
	300	WELLCARE HEALTH PLANS	25,466	28,938
			2,755,147	4,119,902	2.44%

Pharmaceuticals & Biotechnology	10,200	AMGEN INC COM	588,825	548,148
	5,000	BIOVAIL CORP.	113,589	95,450
	40,000	BRISTOL MYERS SQUIBB COM	965,578	1,136,400
	10,000	FOREST LABS INC COM	398,899	402,000
	1,600	GILEAD SCIENCES INC COM	55,363	59,568
	10,000	GLAXOSMITHKLINE PLC SPONSO	523,306	510,800
	12,500	JOHNSON & JOHNSON COM	764,836	756,250
	500	MATRIXX INITIATIVES COM	12,375	10,745
	30,000	MERCK & CO INC COM	827,577	1,489,500
	12,500	NOVARTIS A G SPONSORED ADR	639,488	674,375
	250	PDL BIOPHARMA INC COM	7,829	5,873
	45,100	PFIZER INC COM	1,199,783	1,056,801
	40,000	SCHERING PLOUGH CORP COM	793,811	1,141,600
	11,500	SCIELE PHARMA INC COM	260,885	261,485
	17,000	WYETH COM	796,128	824,840
			7,948,272	8,973,835	5.31%

TOTAL HEALTH CARE			10,703,419	13,093,737	7.74%

INDUSTRIALS
Capital Goods	12,000	3M COMPANY	1,044,512	1,067,040
	7,500	DRS TECHNOLOGIES INC COM	215,334	392,700
	5,000	FORCE PROTECTION	120,477	78,500
	7,000	GENERAL DYNAMICS CORP COM	335,505	549,920
	33,000	GENERAL ELEC CO COM	1,065,527	1,279,080
	700	KUBOTA CORP ADR	33,568	29,204
	7,700	L-3 COMMUNICATNS HLDGS COM	614,401	750,762
	25,000	OWENS CORNING	750,000	760,750
	500	PARKER HANNIFIN CORP COM	50,177	49,340
	3,000	PRECISION CASTPARTS CORP	355,554	390,780
	10,000	TYCO INTL LTD NEW COM	282,820	472,900
			4,867,875	5,820,976	3.44%

Commercial Services & Supplies	3,000	CINTAS	109,240	109,580
	7,000	PORTFOLIO RECOVERY ASSOC C	326,909	365,750
	11,000	STERICYCLE INC COM	380,126	521,140
			816,275	996,470	0.59%

Transportation	10,000	CONTINENTAL AIRLINES	361,984	315,100
	3,000	DANAOS CORP.	97,095	117,450
			459,079	432,550	0.26%

TOTAL INDUSTRIALS			6,143,229	7,249,996	4.29%

INFORMATION TECHNOLOGY
Software & Services	200	CACI INTL INC CL A	9,943	8,888
	100	COGNIZANT TECHNOLOGY SOLUTIONS	7,825	8,098
	2,950	GLOBAL SOURCES	48,941	56,109
	53,000	MICROSOFT CORP COM	1,410,540	1,536,470
	10,500	ORACLE CORP COM	153,761	197,760
			1,631,010	1,807,325	1.07%

Technology Hardware & Equipment	2,000	CANON INC ADR	96,598	106,160
	2,500	CISCO SYS INC COM	64,778	72,275
	15,000	HEWLETT PACKARD CO COM	365,950	690,450
	10,000	INTERNATIONAL BUS MACH COM	728,412	1,106,500
	5,000	MOTOROLA INC COM	99,225	84,950
	500	SEAGATE TECHNOLOGY SHS	13,030	11,755
	10,000	TYCO ELECTRONICS	212,529	358,200
	2,500	WESTERN DIGITAL CORP COM	53,043	52,250
			1,633,565	2,482,540	1.47%

Semiconductors &	18,000	K L A TENCOR CORP	1,001,386	1,022,220
Semiconductor Equipment	1,500	NVIDIA CORP COM	58,866	66,405
			1,060,252	1,088,625	0.64%

TOTAL INFORMATION TECHNOLOGY			4,324,827	5,378,490	3.18%

MATERIALS	12,000	ALLIANCE RES PARTNR LP UT	207,160	486,000
	1,820	ANGLO AMERN PLC ADR	52,773	53,380
	1,000	B A S F A G SPONSORED ADR	123,271	129,450
	8,000	BHP BILLITON LTD SPONSORED	436,596	496,440
	512	CEMEX S A SPON ADR 5 ORD	18,106	16,558
	1,200	CLEVELAND CLIFFS	94,947	83,124
	3,000	COMPANHIA SIDERURGICA	141,892	172,980
	6,000	FORDING CDN COAL TR TR UNI	155,967	198,660
	2,500	MACQUARIE INFRASTRUCTURE	89,255	99,475
	1,500	NUCOR CORP COM	100,114	75,300
	3,500	POTASH CORPORATION	282,289	280,140
	5,000	SOUTHERN COPPER CORP	465,612	544,600
	4,000	TITANIUM METALS CORP	132,977	131,380
TOTAL MATERIALS			2,300,959	2,767,487	1.64%

TELECOMMUNICATION SERVICES	7,300	AMERICA MOVIL SA DE CV SPO	375,161	430,494
	10,000	AT&T CORP COM	335,778	391,600
	5,000	BT GROUP	285,933	317,900
	1,300	CHINA MOBILE HONG KONG SPO	60,105	74,607
	7,500	CHUNGHWA TELECOM CO SPONSO	136,617	124,350
	2,000	MILLICOM INTL CELLULAR	189,692	160,550
	6,000	MOBILE TELESYS OJSC SPONSO	329,608	372,900
	17,500	PARTNER COMMUNICATIONS	269,948	285,975
	1,500	SK TELECOM LTD SPONSORED A	28,945	42,210
	10,000	TELECOMUNCA DE SAO PAU SPO	193,980	316,000
	10,000	VERIZON COMMUNICATIONS COM	296,520	426,200
TOTAL TELECOMMUNICAITON SERVICES			2,502,287	2,942,786	1.74%

UTILITIES	4,000	AMERIGAS PARTNERS L P UNIT	124,334	146,840
	1,000	CENTERPOINT ENERGY	18,505	16,480
	10,000	COMPANHIA DE SANEAMENTO SP	201,178	478,200
	5,000	COMPANHIA PARANAENSE de EN	69,495	82,000
	500	CONSTELLATION ENERGY COM	47,227	41,900
	2,000	DOMINION RES INC VA COM	177,690	168,440
	7,500	ENDESA NACIONAL ELEC SPONS	312,709	405,000
	20,000	EXELON CORP COM	678,407	1,403,000
	2,000	MIRANT	93,995	75,560
	8,000	ONEOK INC NEW COM	161,078	406,000
	65,000	TECO ENERGY INC COM	931,803	1,049,100
TOTAL UTILITIES			2,816,421	4,272,520	2.53%

TOTAL INVESTMENTS IN COMMON STOCKS			$ 65,094,061	$ 80,786,545	47.78%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2007

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BLUE WATER TR I	10	$1,001,109	$1,000,000
LEARNINGSTATION.COM	1,224,661	500,000	300,000
TOTAL PREFERRED STOCKS		$1,501,109	$1,300,000	0.77%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2007

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	Evergreen Institutional Money Market Fund	$10,390,604	$10,390,604	6.15%

TOTAL INVESTMENTS - MARKET VALUE			$160,790,680	95.10%

Aggregate gross unrealized appreciation of security values			$34,822,860
Aggregate gross unrealized depreciation of security values			(1,906,192)
Net appreciation of security values			32,916,668
Tax cost of securities			127,874,012

Total market value of securities			$160,790,680

BMC FUND, INC.	SCHEDULE II
INVESTMENTS IN AFFILIATES (Unaudited)
July 31, 2007

	Number of	Amount of Equity
	Shares Held At	In Net Profit	Amount of	Value at
	July 31,	And Loss for the	Dividends	July 31,
Issuer	2007	Period	(1)	2007

Broyhill Industries, Inc. - wholly owned subsidiary	1,000	$(29,786)	$-	$589,552

P. B. Realty, Inc. - wholly owned subsidiary	1,000	932,991	-	9,513,456

TOTAL		$903,205	$-	$10,103,008

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 5, 2007

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
September 5, 2007